SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                                                 Unit Value
                                                                ---------------------------------------------
                                                                    December 31,              June 30,            Percentage Change
                                                                        1999                    2000                in Unit Value
                                                                        ----                    ----                -------------
MFS/Sun Life Series Trust
       Capital Appreciation Series                                      $ 16.9479              $ 18.0116                6.28 %
       Massachusetts Investors Trust Series                               11.4626 *              11.5449                0.72 %
       Emerging Growth Series                                             25.8976                25.4669               (1.66)%
       Government Securities Series                                       11.2728                11.7515                4.25 %
       Massachusetts Investors Growth Stock Series                        12.7854                13.2652                3.75 %
       Money Market Series                                                10.3154                10.6023                2.78 %
       Research Series                                                    13.0662                13.9242                6.57 %
       Total Return Series                                                12.0298                12.3704                2.83 %
       Utilities Series                                                   13.8242                14.3733                3.97 %
       Global Growth Series                                               20.2495                20.0919               (0.78)%
Fidelity Variable Insurance Products Fund
       VIP Equity Income Portfolio                                        12.9522                12.6064               (2.67)%
       VIP Growth Portfolio                                               19.6258                20.6288                5.11 %
       VIP High Income Portfolio                                          11.0037                10.4705               (4.85)%
       VIP Money Market Portfolio                                         11.7164                12.0610                 2.94%
Fidelity Variable Insurance Products Fund II
       VIP II Asset Manager: Growth Portfolio                             11.9859                11.8308               (1.29)%
       VIP II Contrafund Portfolio                                        17.8118                17.5779               (1.31)%
       VIP II Investment Grade Bond Portfolio                             10.5374                10.9377                3.80 %
       VIP II Index 500 Portfolio                                         17.8649                17.7608               (0.58)%
Neuberger Berman Advisers Management Trust
       Limited Maturity Bond Portfolio                                    10.9661                11.1774                1.93 %
       Mid-Cap Growth Portfolio                                           17.4307                19.6608               12.79 %
       Partners Portfolio                                                 11.8626                11.7981               (0.54)%
J.P. Morgan Series Trust II
       J.P. Morgan Bond Portfolio                                         11.3436                11.6764                2.93 %
       J.P. Morgan Equity Portfolio                                       14.9425                14.7323               (1.41)%
       J.P. Morgan Small Company Portfolio                                14.8946                14.6270               (1.80)%
Templeton Variable Insurance Products Trust Fund
       Templeton Growth Securities Fund : Class 1                         12.7976 *              13.0335                1.84 %
       Templeton Stock Fund: Class 1                                      12.5888                   -                      n/a
Dreyfus Variable Investment Fund
       Capital Appreciation Portfolio                                     12.3214                12.6651                2.79 %
       Growth and Income Portfolio                                        11.5479 *              11.4452               (0.89)%
       Small Cap Portfolio                                                10.5506                12.1023               14.71 %
       Quality Bond Portfolio                                             10.2460                10.6063                3.52 %
Dreyfus Stock Index Fund                                                  10.9176                10.8575               (0.55)%
T. Rowe Price Equity Series, Inc.
       T. Rowe Price Equity Income Portfolio                              10.2471                 9.9166               (3.23)%
       T. Rowe Price New America Growth Portfolio                         11.6010                11.4105               (1.64)%
AIM Variable Insurance Funds, Inc.
       AIM V.I. Capital Appreciation Fund                                 13.9254 *              15.0722                8.24 %
       AIM V.I. Value Fund                                                11.7742                11.7426               (0.27)%
Sun Capital Advisers Trust
       Real Estate Fund                                                    9.2632                10.8071               16.67 %

   *Unit Value on the date of the commencement of operations of the Sub-Account.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

STATEMENT OF CONDITION -- JUNE 30, 2000

ASSETS:
Investments in Mutual Funds:                                                Shares                    Cost                  Value
                                                                           --------                 --------              ---------
Investments in MFS/Sun Life Series Trust:
   Capital Appreciation Series ("CAS")                                         10,359            $    481,291         $    516,396
   Massachusetts Investors Trust Series ("CGS")                                 3,734                 142,139              131,954
   Emerging Growth Series ("EGS")                                              26,943                 907,033              959,980
   Government Securities Series ("GSS")                                        62,368                 785,820              760,267
   Massachusetts Investors Growth Stock Series ("MIS")                         25,072                 369,927              401,902
   Money Market Series ("MMS")                                              1,317,665               1,317,665            1,317,665
   Research Series ("RES")                                                      1,101                  28,669               28,934
   Total Return Series ("TRS")                                                123,544               2,359,668            2,142,246
   Utilities Series ("UTS")                                                     5,249                 103,022               97,328
   Global Growth Series ("WGO")                                               152,966               2,788,819            3,227,577
Investments in Fidelity Variable Insurance Products Fund:
   VIP Equity Income Portfolio ("FEI")                                        182,748               4,311,190            4,186,749
   VIP Growth Portfolio ("FGP")                                               153,324               6,583,487            7,902,321
   VIP High Income Portfolio ("FHI")                                           14,323                 153,920              143,798
   VIP Money Market Portfolio ("FMM")                                         507,465                 507,465              507,465
Investments in Fidelity Variable Insurance Products Fund II:
   VIP II Asset Manager: Growth Portfolio ("FAM")                              12,337                 207,689              200,475
   VIP II Contrafund Portfolio ("FCN")                                         68,062               1,622,659            1,707,687
   VIP II Investment Grade Bond Portfolio ("FIG")                              38,006                 462,039              446,569
   VIP II Index 500 Portfolio ("FIP")                                          49,965               6,756,349            8,189,746
Investments in Neuberger Berman Advisers Management Trust:
   Limited Maturity Bond Portfolio ("NLM")                                      1,130                  14,881               14,233
   Mid-Cap Growth Portfolio ("NMC")                                            15,978                 419,034              437,795
   Partners Portfolio  ("NPP")                                                 69,307               1,219,955            1,106,828
Investments in J.P. Morgan Series Trust II
   J.P. Morgan Bond Portfolio ("JBP")                                         282,880               3,213,762            3,216,341
   J.P. Morgan Equity Portfolio ("JEP")                                        19,436                 320,806              322,051
   J.P. Morgan Small Company Portfolio ("JSC")                                 16,523                 230,774              263,546
Investments in Templeton Variable Insurance Products Trust Fund:
   Templeton Growth Securities Fund: Class 1  ("TSF")                         100,402               1,311,371            1,331,335
   Templeton Stock Fund: Class 1 ("TSF1")                                           -                     -                    -
Investments in Dreyfus Variable Investment Fund
   Capital Appreciation Portfolio ("DCA")                                       3,688                 147,143              151,151
   Growth and Income Portfolio ("DGI")                                          2,223                  57,078               55,980
   Small Cap Portfolio ("DSC")                                                 10,106                 705,554              768,563
   Quality Bond Portfolio ("DQB")                                               5,811                  63,182               63,866
Investments in Dreyfus Stock Index Fund ("DSI")                               161,489               5,968,535            6,139,826
Investments in T. Rowe Price Equity Series, Inc.
   T. Rowe Price Equity Income Portfolio ("REI")                                2,012                  36,775               35,657
   T. Rowe Price New America Growth Portfolio ("RNA")                           4,107                 105,167              105,764
Investments in AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund ("ACA")                                   4,296                 166,031              165,438
   AIM V.I. Value Fund ("AVF")                                                 10,921                 365,179              364,877
Investments in Sun Capital Advisers Trust
   Real Estate Fund ("SRE")                                                     3,867                  35,479               40,333
                                                                                       ----------------------   -------------------
       NET ASSETS:                                                                               $ 44,269,557         $ 47,452,643
                                                                                        ======================  ===================

                        See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

STATEMENT OF CONDITION -- JUNE 30, 2000

Net Assets Applicable to Contract Owners:                           Units              Unit Value                   Value
                                                                    ------             -----------                  -----
         CAS                                                        28,670               $ 18.0116               $ 516,396
         CGS                                                        11,430                 11.5449                 131,954
         EGS                                                        37,695                 25.4669                 959,980
         GSS                                                        64,695                 11.7515                 760,267
         MIS                                                        30,295                 13.2652                 401,902
         MMS                                                       124,290                 10.6023               1,317,665
         RES                                                         2,078                 13.9242                  28,934
         TRS                                                       173,174                 12.3704               2,142,246
         UTS                                                         6,771                 14.3733                  97,328
         WGO                                                       160,641                 20.0919               3,227,577
         FEI                                                       332,112                 12.6064               4,186,749
         FGP                                                       383,072                 20.6288               7,902,321
         FHI                                                        13,733                 10.4705                 143,798
         FMM                                                        32,076                 12.0610                 386,847
         FAM                                                        16,943                 11.8308                 200,475
         FCN                                                        97,149                 17.5779               1,707,687
         FIG                                                        40,829                 10.9377                 446,569
         FIP                                                       461,112                 17.7608               8,189,746
         NLM                                                         1,273                 11.1774                  14,233
         NMC                                                        22,267                 19.6608                 437,795
         NPP                                                        93,814                 11.7981               1,106,828
         JBP                                                       275,457                 11.6764               3,216,341
         JEP                                                        21,860                 14.7323                 322,051
         JSC                                                        18,018                 14.6270                 263,546
         TSF                                                       102,158                 13.0335               1,331,335
         TSF1                                                            -                    -                          -
         DCA                                                        11,934                 12.6651                 151,151
         DGI                                                         4,891                 11.4452                  55,980
         DSC                                                        63,505                 12.1023                 768,563
         DQB                                                         6,021                 10.6063                  63,866
         DSI                                                       565,489                 10.8575               6,139,826
         REI                                                         3,599                  9.9166                  35,657
         RNA                                                         9,269                 11.4105                 105,764
         ACA                                                        10,976                 15.0722                 165,438
         AVF                                                        31,073                 11.7426                 364,877
         SRE                                                         3,732                 10.8071                  40,333
                                                                                                     ----------------------
         Net Assets Applicable to Contract Owners                                                               47,332,025
                                                                                                     ----------------------
         Net Assets Applicable to Sponsor                           10,000                 12.0610                 120,618
           Total Net Assets                                                                                   $ 47,452,643
                                                                                                     ======================

                        See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

STATEMENT OF OPERATIONS - Six Months Ended June 30, 2000

                                                             CAS        CGS (a)         EGS         GSS         MIS          MMS
INCOME AND EXPENSES:                                     Sub-Account  Sub-Account   Sub-Account  Sub-Account Sub-Account Sub-Account
                                                     -------------------------------------------------------------------------------
  Dividend income and capital gain distributions
     received                                           $   68,376   $    8,782    $   79,948   $   40,880  $   11,931  $   32,998
                                                     -------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions:
      Proceeds from sales                               $   60,281   $      602    $   68,226   $   16,021  $   41,033  $2,190,232
      Cost of investments sold                              52,410          636        44,426       17,167      33,383   2,190,232
                                                     -------------------------------------------------------------------------------
      Net realized gains (losses)                       $    7,871   $      (34)   $   23,800   $   (1,146) $    7,650  $        -
                                                     -------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) on
    investments:
      End of period                                     $   35,105   $  (10,185)   $   52,947   $  (25,553) $   31,975  $        -
      Beginning of period                                   84,962            -       185,881      (13,922)     43,002           -
                                                     -------------------------------------------------------------------------------
         Change in unrealized appreciation
            (depreciation)                              $  (49,857)  $  (10,185)   $ (132,934)  $  (11,631) $  (11,027) $        -
                                                     -------------------------------------------------------------------------------
      Realized and unrealized gains (losses)            $  (41,986)  $  (10,219)   $ (109,134)  $  (12,777) $   (3,377) $        -
                                                     -------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS                                          $   26,390   $   (1,437)   $  (29,186)  $   28,103  $    8,554  $   32,998
                                                     ===============================================================================

                                                            RES          TRS         UTS          WGO          FEI           FGP
INCOME AND EXPENSES:                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                                     -------------------------------------------------------------------------------
  Dividend income and capital gain distributions
     received                                           $    2,833   $  194,567    $    9,222   $  410,790  $  250,976  $  688,293
                                                     -------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions:
      Proceeds from sales                               $      392   $  319,776    $    7,510   $  127,017  $  235,181  $  205,135
      Cost of investments sold                                 349      380,774         6,611       77,359     238,029     136,099
                                                     -------------------------------------------------------------------------------
      Net realized gains (losses)                       $       43   $  (60,998)   $      899   $   49,658  $   (2,848) $   69,036
                                                     -------------------------------------------------------------------------------

  Net unrealized appreciation (depreciation) on
    investments:
      End of period                                     $      265   $ (217,422)   $   (5,694)  $  438,758  $ (124,441) $1,318,834
      Beginning of period                                    1,570     (150,902)        4,230      909,226     174,537   1,669,520
                                                     -------------------------------------------------------------------------------
         Change in unrealized appreciation
            (depreciation)                              $   (1,305)  $  (66,520)   $   (9,924)  $ (470,468) $ (298,978) $ (350,686)
                                                     -------------------------------------------------------------------------------
      Realized and unrealized gains (losses)            $   (1,262)  $ (127,518)   $   (9,025)  $ (420,810) $ (301,826) $ (281,650)
                                                     -------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS                                          $    1,571   $   67,049    $      197   $  (10,020) $  (50,850) $  406,643
                                                     ===============================================================================

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through June 30, 2000.

                        See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                            FHI         FMM           FAM          FCN         FIG          FIP
INCOME AND EXPENSES:                                    Sub-Account  Sub-Account   Sub-Account  Sub-Account Sub-Account Sub-Account
                                                     -------------------------------------------------------------------------------
  Dividend income and capital gain distributions
     received                                           $   11,119   $   14,639    $    6,039   $  126,246  $   30,101  $  113,242
                                                     -------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions:
      Proceeds from sales                               $   66,104   $    5,969    $    2,979   $   24,119  $    6,613  $  223,457
      Cost of investments sold                              73,941        5,969         3,226       18,019       6,970     157,336
                                                     -------------------------------------------------------------------------------
      Net realized gains (losses)                       $   (7,837)  $        -    $     (247)  $    6,100  $     (357) $   66,121
                                                     -------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) on
    investments:
      End of period                                     $  (10,122)  $        -    $   (7,214)  $   85,028  $  (15,470) $1,433,397
      Beginning of period                                    2,952            -           288      220,588      (2,155)  1,674,973
                                                     -------------------------------------------------------------------------------
         Change in unrealized appreciation
            (depreciation)                              $  (13,074)  $        -    $   (7,502)  $ (135,560) $  (13,315) $ (241,576)
                                                     -------------------------------------------------------------------------------
      Realized and unrealized gains (losses)            $  (20,911)  $        -    $   (7,749)  $ (129,460) $  (13,672) $ (175,455)
                                                     -------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS                                          $   (9,792)  $   14,639    $   (1,710)  $   (3,214) $   16,429  $  (62,213)
                                                     ===============================================================================


                                                            NLM          NMC          NPP          JBP         JEP          JSC
INCOME AND EXPENSES:                                    Sub-Account  Sub-Account   Sub-Account  Sub-Account Sub-Account Sub-Account
                                                     -------------------------------------------------------------------------------
  Dividend income and capital gain distributions
     received                                           $      950   $      146    $  241,138   $   36,377  $   10,966  $    9,170
                                                     -------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions:
      Proceeds from sales                               $      210   $    4,183    $  371,456   $  105,970  $   71,846  $  187,762
      Cost of investments sold                                 220        2,848       482,937      109,972      69,400     123,170
                                                     -------------------------------------------------------------------------------
      Net realized gains (losses)                       $      (10)  $    1,335    $ (111,481)  $   (4,002) $    2,446  $   64,592
                                                     -------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) on
    investments:
      End of period                                     $     (648)  $   18,761    $ (113,127)  $    2,579  $    1,245  $   32,772
      Beginning of period                                        -        7,763        25,537      (45,135)     20,258     109,195
                                                     -------------------------------------------------------------------------------
         Change in unrealized appreciation
            (depreciation)                              $     (648)  $   10,998    $ (138,664)  $   47,714  $  (19,013) $  (76,423)
                                                     -------------------------------------------------------------------------------
      Realized and unrealized gains (losses)            $     (658)  $   12,333    $ (250,145)  $   43,712  $  (16,567) $  (11,831)
                                                     -------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS                                          $      292   $   12,479    $   (9,007)  $   80,089  $   (5,601) $   (2,661)
                                                     ===============================================================================

                        See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                          TSF (b)     TSF1 (c)         DCA        DGI (a)       DSC        DQB
INCOME AND EXPENSES:                                    Sub-Account  Sub-Account   Sub-Account  Sub-Account Sub-Account Sub-Account
                                                        ----------------------------------------------------------------------------
  Dividend income and capital gain distributions
     received                                           $        -   $  182,660    $        8   $      138  $      132  $      923
                                                        ----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions:
      Proceeds from sales                               $  950,331   $   21,052    $   16,034   $    1,279  $    9,130  $    7,348
      Cost of investments sold                             941,138       97,815        16,257        1,282       7,280       7,388
                                                        ----------------------------------------------------------------------------
      Net realized gains (losses)                       $    9,193   $  (76,763)   $     (223)  $       (3) $    1,850  $      (40)
                                                        ----------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) on
   investments:
      End of period                                     $   19,964   $        -    $    4,008   $   (1,098) $   63,009  $      684
      Beginning of period                                        -      105,897          (177)           -       6,081        (197)
                                                        ----------------------------------------------------------------------------
         Change in unrealized appreciation
            (depreciation)                              $   19,964   $ (105,897)   $    4,185   $   (1,098) $   56,928  $      881
                                                        ----------------------------------------------------------------------------
      Realized and unrealized gains (losses)            $   29,157   $ (182,660)   $    3,962   $   (1,101) $   58,778  $      841
                                                        ----------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS                                          $   29,157   $        -    $    3,970   $     (963) $   58,910  $    1,764
                                                        ============================================================================

                                                            DSI          REI          RNA         ACA (a)       AVF        SRE
INCOME AND EXPENSES:                                    Sub-Account  Sub-Account   Sub-Account  Sub-Account Sub-Account Sub-Account
                                                        ----------------------------------------------------------------------------
  Dividend income and capital gain distributions
     received                                           $   26,634   $        -    $       56   $        -  $        -  $        -
                                                        ----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions:
      Proceeds from sales                               $  320,002   $   83,671    $      959   $    1,899  $    5,476  $      351
      Cost of investments sold                             292,888       96,602           935        1,924       4,817         354
                                                        ----------------------------------------------------------------------------
      Net realized gains (losses)                       $   27,114   $  (12,931)   $       24   $      (25) $      659  $       (3)
                                                        ----------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) on
    investments:
      End of period                                     $  171,291   $   (1,118)   $      597   $     (593) $     (302) $    4,854
      Beginning of period                                  216,897      (11,151)        1,521            -       3,120        (157)
                                                        ----------------------------------------------------------------------------
         Change in unrealized appreciation
            (depreciation)                              $  (45,606)  $   10,033    $     (924)  $     (593) $   (3,422) $    5,011
                                                        ----------------------------------------------------------------------------
      Realized and unrealized gains (losses)            $  (18,492)  $   (2,898)   $     (900)  $     (618) $   (2,763) $    5,008
                                                        ----------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS                                          $    8,142   $   (2,898)   $     (844)  $     (618) $   (2,763) $    5,008
                                                        ============================================================================

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through June 30, 2000.
(b) For the period May 1, 2000 (commencement of operations of Sub-Account) through June 30, 2000.
(c) For the period thru April 30, 2000 (termination of operations of Sub-Account).


                        See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  CAS               CGS (a)              EGS
                                                              Sub-Account        Sub-Account         Sub-Account
                                                        ----------------------------------------------------------------
                                                       Six Months                 Six Months    Six Months
                                                         Ended       Year Ended     Ended         Ended     Year Ended
                                                        June 30,     December 31,  June 30,      June 30,   December 31,
                                                          2000           1999        2000         2000         1999
                                                        ----------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                          $   68,376   $   16,738    $    8,782   $   79,948  $      739
  Net realized gains (losses)                                7,871          736           (34)      23,800       9,682
  Net unrealized gains (losses)                            (49,857)      69,877       (10,185)    (132,934)    179,134
                                                        ----------------------------------------------------------------
     Increase (Decrease) in net assets from operations  $   26,390   $   87,351    $   (1,437)  $  (29,186) $  189,555
                                                        ----------------------------------------------------------------

CONTRACT OWNER TRANSACTIONS:
    Purchase payments received                          $   30,736   $   88,046    $    9,322   $  244,269  $   76,314
    Net transfers between Sub-Accounts                     107,643       59,089       124,662      241,509     216,689
    Withdrawals, surrenders, annuitizations and
    contract charges                                        (9,791)      (9,282)         (593)     (13,835)     (7,146)
                                                        ----------------------------------------------------------------
  Increase (Decrease) in net assets from contract
     owner transactions                                 $  128,588   $  137,853    $  133,391   $  471,943  $  285,857
                                                        ----------------------------------------------------------------
      Increase (Decrease) in net assets                 $  154,978   $  225,204    $  131,954   $  442,757  $  475,412

NET ASSETS:
      Beginning of period                                  361,418      136,214          -         517,223      41,811
                                                        ----------------------------------------------------------------
      End of period                                     $  516,396   $  361,418    $  131,954   $  959,980  $  517,223
                                                        ================================================================

                                                                   GSS                       MIS                     MMS
                                                               Sub-Account               Sub-Account             Sub-Account
                                                        ----------------------------------------------------------------------------
                                                        Six Months                 Six Months               Six Months
                                                          Ended      Year Ended      Ended      Year Ended    Ended    Year Ended
                                                         June 30,    December 31,   June 30,    December 31, June 30,  December 31,
                                                           2000         1999          2000        1999         2000        1999
                                                        ----------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                          $   40,880   $   16,132    $   11,931   $     -     $   32,998  $   12,356
  Net realized gains (losses)                               (1,146)      (1,137)        7,650          364        -           -
  Net unrealized gains (losses)                            (11,631)     (20,658)      (11,027)      43,002        -           -
                                                        ----------------------------------------------------------------------------
     Increase (Decrease) in net assets from operations  $   28,103   $   (5,663)   $    8,554   $   43,366  $   32,998  $   12,356
                                                        ----------------------------------------------------------------------------

CONTRACT OWNER TRANSACTIONS:
    Purchase payments received                          $   75,049   $  313,310    $  173,178   $  111,816  $1,987,558  $  897,156
    Net transfers between Sub-Accounts                      24,932       23,430        (2,548)      84,273  (1,843,803)    262,777
    Withdrawals, surrenders, annuitizations and
    contract charges                                       (14,669)     (13,273)      (11,968)      (4,769)    (19,938)    (11,439)
                                                        ----------------------------------------------------------------------------
  Increase (Decrease) in net assets from contract
     owner transactions                                 $   85,312   $  323,467    $  158,662   $  191,320  $  123,817  $1,148,494
                                                        ----------------------------------------------------------------------------
      Increase (Decrease) in net assets                 $  113,415   $  317,804    $  167,216   $  234,686  $  156,815  $1,160,850

NET ASSETS:
      Beginning of period                                  646,852      329,048       234,686         -      1,160,850        -
                                                        ----------------------------------------------------------------------------
      End of period                                     $  760,267   $  646,852    $  401,902   $  234,686  $1,317,665  $1,160,850
                                                        ============================================================================

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through June 30, 2000.


                        See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                                  RES                       TRS                       UTS
                                                               Sub-Account               Sub-Account               Sub-Account
                                                        ----------------------------------------------------------------------------
                                                        Six Months                 Six Months                Six Months
                                                          Ended     Year Ended       Ended     Year Ended      Ended    Year Ended
                                                         June 30,   December 31,    June 30,   December 31,   June 30,  December 31,
                                                           2000         1999          2000         1999        2000        1999
                                                        ----------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                          $    2,833   $     -       $  194,567   $  195,833  $    9,222  $     -
  Net realized gains (losses)                                   43           38       (60,998)     (11,756)        899         388
  Net unrealized gains (losses)                             (1,305)       1,570       (66,520)    (144,678)     (9,924)      4,230
                                                        ----------------------------------------------------------------------------

     Increase (Decrease) in net assets from operations  $    1,571   $    1,608    $   67,049   $   39,399  $      197  $    4,618
                                                        ----------------------------------------------------------------------------

CONTRACT OWNER TRANSACTIONS:
    Purchase payments received                          $   11,560   $   12,837    $  679,647   $  872,032  $   44,874  $   54,335
    Net transfers between Sub-Accounts                       2,316            1      (183,945)      96,648      10,147      (6,705)
    Withdrawals, surrenders, annuitizations and
    contract charges                                          (381)        (578)      (29,924)     (52,973)     (7,585)     (2,553)
                                                        ----------------------------------------------------------------------------
  Increase (Decrease) in net assets from contract
    owner transactions                                  $   13,495   $   12,260    $  465,778   $  915,707  $   47,436  $   45,077
                                                        ----------------------------------------------------------------------------
      Increase (Decrease) in net assets                 $   15,066   $   13,868    $  532,827   $  955,106  $   47,633  $   49,695

NET ASSETS:
      Beginning of period                                   13,868         -        1,609,419      654,313      49,695        -
                                                        ----------------------------------------------------------------------------

      End of period                                     $   28,934   $   13,868    $2,142,246   $1,609,419  $   97,328  $   49,695
                                                        ============================================================================

                                                                   WGO                        FEI                    FGP
                                                                Sub-Account                Sub-Account            Sub-Account
                                                        ----------------------------------------------------------------------------
                                                        Six Months                 Six Months                Six Months
                                                          Ended     Year Ended       Ended     Year Ended      Ended    Year Ended
                                                         June 30,   December 31,    June 30,   December 31,   June 30,  December 31,
                                                           2000         1999          2000         1999        2000        1999
                                                        ----------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                          $  410,790   $   53,421    $  250,976   $   84,128  $  688,293  $  289,893
  Net realized gains (losses)                               49,658       13,086        (2,848)      21,616      69,036      63,936
  Net unrealized gains (losses)                           (470,468)     881,273      (298,978)      50,483    (350,686)  1,138,794
                                                        ----------------------------------------------------------------------------

     Increase (Decrease) in net assets from operations  $  (10,020)  $  947,780    $  (50,850)  $  156,227  $  406,643  $1,492,623
                                                        ----------------------------------------------------------------------------

CONTRACT OWNER TRANSACTIONS:
    Purchase payments received                          $  728,190   $  743,442    $1,108,332   $1,800,084  $1,173,764  $2,503,859
    Net transfers between Sub-Accounts                     118,645       20,392        38,994     (445,069)    162,625    (100,061)
    Withdrawals, surrenders, annuitizations and
    contract charges                                       (54,780)     (46,986)      (60,029)    (111,858)   (109,877)   (165,490)
                                                        ----------------------------------------------------------------------------

  Increase (Decrease) in net assets from contract
    owner transactions                                  $  792,055   $  716,848    $1,087,297   $1,243,157  $1,226,512  $2,238,308
                                                        ----------------------------------------------------------------------------
      Increase (Decrease) in net assets                 $  782,035   $1,664,628    $1,036,447   $1,399,384  $1,633,155  $3,730,931

NET ASSETS:
      Beginning of period                                2,445,542      780,914     3,150,302    1,750,918   6,269,166   2,538,235
                                                        ----------------------------------------------------------------------------

      End of period                                     $3,227,577   $2,445,542    $4,186,749   $3,150,302  $7,902,321  $6,269,166
                                                        ============================================================================


                        See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                                  FHI                       FMM                       FAM
                                                               Sub-Account               Sub-Account               Sub-Account
                                                        ----------------------------------------------------------------------------
                                                        Six Months                 Six Months                Six Months
                                                          Ended     Year Ended       Ended     Year Ended      Ended    Year Ended
                                                         June 30,   December 31,    June 30,   December 31,   June 30,  December 31,
                                                           2000         1999          2000         1999        2000        1999
                                                        ----------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                          $   11,119   $   16,590    $   14,639   $   25,843  $    6,039  $     -
  Net realized gains (losses)                               (7,837)      (3,985)         -            -           (247)        (29)
  Net unrealized gains (losses)                            (13,074)       1,376          -            -         (7,502)        288
                                                        ----------------------------------------------------------------------------

     Increase (Decrease) in net assets from operations  $   (9,792)  $   13,981    $   14,639   $   25,843  $   (1,710) $      259
                                                        ----------------------------------------------------------------------------

CONTRACT OWNER TRANSACTIONS:
    Purchase payments received                          $   40,064   $   96,271    $     -      $  243,917  $   56,785  $    6,389
    Net transfers between Sub-Accounts                     (25,210)    (125,515)           (1)    (187,845)    133,543       8,929
    Withdrawals, surrenders, annuitizations and
    contract charges                                        (5,113)      (8,324)       (5,968)     (14,221)     (3,066)       (654)
                                                        ----------------------------------------------------------------------------

  Increase (Decrease) in net assets from contract
     owner transactions                                 $    9,741   $  (37,568)   $   (5,969)  $   41,851  $  187,262  $   14,664
                                                        ----------------------------------------------------------------------------
      Increase (Decrease) in net assets                 $      (51)  $  (23,587)   $    8,670   $   67,694  $  185,552  $   14,923

NET ASSETS:
      Beginning of period                                  143,849      167,436       498,795      431,101      14,923        -
                                                        ----------------------------------------------------------------------------

      End of period                                     $  143,798   $  143,849    $  507,465   $  498,795  $  200,475  $   14,923
                                                        ============================================================================


                                                                   FCN                       FIG                      FIP
                                                               Sub-Account               Sub-Account              Sub-Account
                                                        ----------------------------------------------------------------------------
                                                        Six Months                 Six Months                Six Months
                                                          Ended     Year Ended       Ended     Year Ended      Ended    Year Ended
                                                         June 30,   December 31,    June 30,   December 31,   June 30,  December 31,
                                                           2000         1999          2000         1999        2000        1999
                                                        ----------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                          $  126,246   $   21,709    $   30,101   $     -     $  113,242  $   77,078
  Net realized gains (losses)                                6,100       17,346          (357)         (65)     66,121     242,668
  Net unrealized gains (losses)                           (135,560)     122,915       (13,315)      (2,155)   (241,576)    976,661
                                                        ----------------------------------------------------------------------------

     Increase (Decrease) in net assets from operations  $   (3,214)  $  161,970    $   16,429   $   (2,220) $  (62,213) $1,296,407
                                                        ----------------------------------------------------------------------------

CONTRACT OWNER TRANSACTIONS:
    Purchase payments received                          $  179,705   $  361,996    $     -      $  216,815  $  487,964  $2,751,116
    Net transfers between Sub-Accounts                     591,660      (41,751)           12      233,259     (49,611)   (208,570)
    Withdrawals, surrenders, annuitizations and
    contract charges                                       (30,277)     (31,364)       (6,626)     (11,100)   (167,193)   (234,696)
                                                        ----------------------------------------------------------------------------
  Increase (Decrease) in net assets from contract
     owner transactions                                 $  741,088   $  288,881    $   (6,614)  $  438,974  $  271,160  $2,307,850
                                                        ----------------------------------------------------------------------------
      Increase (Decrease) in net assets                 $  737,874   $  450,851    $    9,815   $  436,754  $  208,947  $3,604,257

NET ASSETS:
      Beginning of period                                  969,813      518,962       436,754         -      7,980,799   4,376,542
                                                        ----------------------------------------------------------------------------

      End of period                                     $1,707,687   $  969,813    $  446,569   $  436,754  $8,189,746  $7,980,799
                                                        ============================================================================


                        See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                                   NLM                        NMC                     NPP
                                                               Sub-Account                Sub-Account             Sub-Account
                                                        ----------------------------------------------------------------------------
                                                        Six Months                 Six Months                Six Months
                                                          Ended     Year Ended       Ended     Year Ended      Ended    Year Ended
                                                         June 30,   December 31,    June 30,   December 31,   June 30,  December 31,
                                                           2000         1999          2000         1999        2000        1999
                                                        ----------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                          $      950   $    1,845    $      146   $     -     $  241,138  $   33,511
  Net realized gains (losses)                                  (10)      (1,283)        1,335          127    (111,481)    (23,884)
  Net unrealized gains (losses)                               (648)        (489)       10,998        7,763    (138,664)     74,269
                                                        ----------------------------------------------------------------------------
     Increase (Decrease) in net assets from operations  $      292   $       73    $   12,479   $    7,890  $   (9,007) $   83,896
                                                        ----------------------------------------------------------------------------

CONTRACT OWNER TRANSACTIONS:
    Purchase payments received                          $     -      $    3,519    $  199,880   $   36,642  $   44,201  $  568,576
    Net transfers between Sub-Accounts                      14,151      (34,632)      188,200       (2,311)   (326,554)   (193,236)
    Withdrawals, surrenders, annuitizations and
    contract charges                                          (210)        (741)       (3,496)      (1,489)    (18,121)    (43,019)
                                                        ----------------------------------------------------------------------------
  Increase (Decrease) in net assets from contract
     owner transactions                                 $   13,941   $  (31,854)   $  384,584   $   32,842  $ (300,474) $  332,321
                                                        ----------------------------------------------------------------------------
      Increase (Decrease) in net assets                 $   14,233   $  (31,781)   $  397,063   $   40,732  $ (309,481) $  416,217

NET ASSETS:
      Beginning of period                                     -          31,781        40,732         -      1,416,309   1,000,092
                                                        ----------------------------------------------------------------------------
      End of period                                     $   14,233   $     -       $  437,795   $   40,732  $1,106,828  $1,416,309
                                                        ============================================================================

                                                                   JBP                        JEP                      JSC
                                                               Sub-Account                Sub-Account             Sub-Account
                                                        ----------------------------------------------------------------------------
                                                        Six Months                 Six Months                Six Months
                                                          Ended     Year Ended       Ended     Year Ended      Ended    Year Ended
                                                         June 30,   December 31,    June 30,   December 31,   June 30,  December 31,
                                                           2000         1999          2000         1999        2000        1999
                                                        ----------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                          $   36,377   $   38,128    $   10,966   $   24,316  $    9,170  $    8,658
  Net realized gains (losses)                               (4,002)      (3,212)        2,446        2,929      64,592      (3,046)
  Net unrealized gains (losses)                             47,714      (51,685)      (19,013)      15,268     (76,423)    120,407
                                                        ----------------------------------------------------------------------------
     Increase (Decrease) in net assets from operations  $   80,089   $  (16,769)   $   (5,601)  $   42,513  $   (2,661) $  126,019
                                                        ----------------------------------------------------------------------------

CONTRACT OWNER TRANSACTIONS:
    Purchase payments received                          $1,593,125   $  874,712    $   37,160   $  155,378  $   30,533  $  175,595
    Net transfers between Sub-Accounts                      (6,501)     (25,002)      (50,277)     (45,294)   (137,457)   (232,970)
    Withdrawals, surrenders, annuitizations and
    contract charges                                       (28,245)     (48,051)       (5,061)     (10,709)     (5,819)    (16,242)
                                                        ----------------------------------------------------------------------------
  Increase (Decrease) in net assets from contract
     owner transactions                                 $1,558,379   $  801,659    $  (18,178)  $   99,375  $ (112,743) $  (73,617)
                                                        ----------------------------------------------------------------------------
      Increase (Decrease) in net assets                 $1,638,468   $  784,890    $  (23,779)  $  141,888  $ (115,404) $   52,402

NET ASSETS:
      Beginning of period                                1,577,873      792,983       345,830      203,942     378,950     326,548
                                                        ----------------------------------------------------------------------------
      End of period                                     $3,216,341   $1,577,873    $  322,051   $  345,830  $  263,546  $  378,950
                                                        ============================================================================


                        See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                          TSF (b)            TSF1 (c)                  DCA
                                                        Sub-Account        Sub-Account             Sub-Account
                                                        ---------------------------------------------------------------
                                                        Six Months   Six Months               Six Months
                                                          Ended        Ended     Year Ended      Ended    Year Ended
                                                         June 30,     June 30,   December 31,   June 30,  December 31,
                                                           2000         2000         1999        2000        1999
                                                        ---------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                          $     -      $  182,660    $   49,240   $        8  $      716
  Net realized gains (losses)                                9,193      (76,763)      (15,425)        (223)         35
  Net unrealized gains (losses)                             19,964     (105,897)      128,581        4,185        (177)
                                                        ---------------------------------------------------------------
     Increase (Decrease) in net assets from operations  $   29,157   $     -       $  162,396   $    3,970  $      574
                                                        ---------------------------------------------------------------

CONTRACT OWNER TRANSACTIONS:
    Purchase payments received                          $  508,525   $   46,232    $  305,091   $    9,375  $   84,406
    Net transfers between Sub-Accounts                     801,108     (842,185)     (120,364)      77,060          28
    Withdrawals, surrenders, annuitizations and
    contract charges                                        (7,455)     (13,005)      (23,726)     (14,850)     (9,412)
                                                        ---------------------------------------------------------------
  Increase (Decrease) in net assets from contract
     owner transactions                                 $1,302,178   $ (808,958)   $  161,001   $   71,585  $   75,022
                                                        ---------------------------------------------------------------
      Increase (Decrease) in net assets                 $1,331,335   $ (808,958)   $  323,397   $   75,555  $   75,596

NET ASSETS:
      Beginning of period                                    -          808,958       485,561       75,596        -
                                                        ---------------------------------------------------------------
      End of period                                     $1,331,335   $     -       $  808,958   $  151,151  $   75,596
                                                        ===============================================================


                                                          DGI (a)              DSC                     DQB
                                                        Sub-Account        Sub-Account             Sub-Account
                                                        ---------------------------------------------------------------
                                                        Six Months   Six Months               Six Months
                                                          Ended        Ended     Year Ended      Ended    Year Ended
                                                         June 30,     June 30,   December 31,   June 30,  December 31,
                                                           2000         2000         1999        2000        1999
                                                        ---------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                          $      138   $      132    $     -      $      923  $    1,154
  Net realized gains (losses)                                   (3)       1,850          (979)         (40)          1
  Net unrealized gains (losses)                             (1,098)      56,928         6,081          881        (197)
                                                        ---------------------------------------------------------------
     Increase (Decrease) in net assets from operations  $     (963)  $   58,910    $    5,102   $    1,764  $      958
                                                        ---------------------------------------------------------------

CONTRACT OWNER TRANSACTIONS:
    Purchase payments received                          $    7,090   $  528,438    $   61,004   $   29,304  $   40,487
    Net transfers between Sub-Accounts                      51,149      137,869       (10,803)           1        -
    Withdrawals, surrenders, annuitizations and
    contract charges                                        (1,296)     (10,180)       (1,777)      (7,365)     (1,283)
                                                        ---------------------------------------------------------------
  Increase (Decrease) in net assets from contract
     owner transactions                                 $   56,943   $  656,127    $   48,424   $   21,940  $   39,204
                                                        ---------------------------------------------------------------
      Increase (Decrease) in net assets                 $   55,980   $  715,037    $   53,526   $   23,704  $   40,162

NET ASSETS:
      Beginning of period                                     -          53,526          -          40,162        -
                                                        ---------------------------------------------------------------
      End of period                                     $   55,980   $  768,563    $   53,526   $   63,866  $   40,162
                                                        ===============================================================

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through June 30, 2000.
(b) For the period May 1, 2000 (commencement of operations of Sub-Account) through June 30, 2000.
(c) For the period thru April 30, 2000 (termination of operations of Sub-Account).


                        See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                                   DSI                        REI                     RNA
                                                               Sub-Account                Sub-Account             Sub-Account
                                                        ----------------------------------------------------------------------------
                                                        Six Months                 Six Months               Six Months
                                                          Ended     Year Ended       Ended     Year Ended      Ended    Year Ended
                                                         June 30,   December 31,    June 30,   December 31,   June 30,  December 31,
                                                           2000         1999          2000         1999        2000        1999
                                                        ----------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                          $   26,634   $   27,435    $     -      $    3,752  $       56  $    1,529
  Net realized gains (losses)                               27,114         (981)      (12,931)      (1,032)         24        (719)
  Net unrealized gains (losses)                            (45,606)     216,897        10,033      (11,151)       (924)      1,521
                                                        ----------------------------------------------------------------------------
     Increase (Decrease) in net assets from operations  $    8,142   $  243,351    $   (2,898)  $   (8,431) $     (844) $    2,331
                                                        ----------------------------------------------------------------------------

CONTRACT OWNER TRANSACTIONS:
    Purchase payments received                          $3,205,956   $1,676,584    $   11,899   $   42,160  $   31,189  $   24,658
    Net transfers between Sub-Accounts                     392,109      723,185       (55,598)      51,428      49,727         602
    Withdrawals, surrenders, annuitizations and
    contract charges                                       (69,445)     (40,056)       (1,216)      (1,687)       (998)       (901)
                                                        ----------------------------------------------------------------------------
  Increase (Decrease) in net assets from contract
     owner transactions                                 $3,528,620   $2,359,713    $  (44,915)  $   91,901  $   79,918  $   24,359
                                                        ----------------------------------------------------------------------------
      Increase (Decrease) in net assets                 $3,536,762   $2,603,064    $  (47,813)  $   83,470  $   79,074  $   26,690

NET ASSETS:
      Beginning of period                                2,603,064         -           83,470         -         26,690        -
                                                        ----------------------------------------------------------------------------
      End of period                                     $6,139,826   $2,603,064    $   35,657   $   83,470  $  105,764  $   26,690
                                                        ============================================================================


                                                          ACA (a)              AVF                     SRE
                                                        Sub-Account        Sub-Account             Sub-Account
                                                        ---------------------------------------------------------------
                                                        Six Months   Six Months               Six Months
                                                          Ended        Ended     Year Ended      Ended    Year Ended
                                                         June 30,     June 30,   December 31,   June 30,  December 31,
                                                           2000         2000         1999        2000        1999
                                                        ---------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                          $     -      $     -       $      772   $     -     $      236
  Net realized gains (losses)                                  (25)         659            58           (3)         (5)
  Net unrealized gains (losses)                               (593)      (3,422)        3,120        5,011        (157)
                                                        ---------------------------------------------------------------
     Increase (Decrease) in net assets from operations  $     (618)  $   (2,763)   $    3,950   $    5,008  $       74
                                                        ---------------------------------------------------------------

CONTRACT OWNER TRANSACTIONS:
    Purchase payments received                          $   66,281   $  163,888    $   47,123   $   26,815  $    4,497
    Net transfers between Sub-Accounts                     100,030      147,984        13,399        4,412        (113)
    Withdrawals, surrenders, annuitizations and
    contract charges                                          (255)      (6,769)       (1,935)        (360)       -
                                                        ---------------------------------------------------------------
  Increase (Decrease) in net assets from contract
     owner transactions                                 $  166,056   $  305,103    $   58,587   $   30,867  $    4,384
                                                        ---------------------------------------------------------------
      Increase (Decrease) in net assets                 $  165,438   $  302,340    $   62,537   $   35,875  $    4,458

NET ASSETS:
      Beginning of period                                     -          62,537          -           4,458        -
                                                        ---------------------------------------------------------------
      End of period                                     $  165,438   $  364,877    $   62,537   $   40,333  $    4,458
                                                        ===============================================================

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through June 30, 2000.


                        See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

During 2000, the Templeton Stock Fund: Class 1 was closed and the funds were moved to the Templeton Growth Securities Fund: Class 1.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of one of the following mutual funds: MFS/Sun Life Series Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Neuberger Berman Advisers Management Trust, J.P. Morgan Series Trust II, Templeton Variable Insurance Products Trust Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, T. Rowe Price Equity Series, Inc., AIM Variable Insurance Funds, Inc. and Sun Capital Advisers Trust. Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to MFS/Sun Life Series Trust. Sun Capital Advisers, Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Advisers Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of an investment portfolio of the mutual funds are recorded at their net asset value. Realized gains and losses on sales of shares are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(3) CONTRACT CHARGES
The Sponsor deducts expense charges applied to premium consisting of the premium tax, the federal DAC (Deferred Acquisition Cost) tax and the sales load. The premium tax varies by state but in general will range from 2% to 4% of the premium in most states (Kentucky charges 7%). The DAC tax charge is 1.25% of the premium. The sales load is 8.75% of the premium up to target premium and 2.25% of the premium in excess of the target premium. A portion of the sales load is refunded for surrenders in the first three policy years.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, on a monthly basis. A monthly expense charge of $13.75 per policy at the beginning of each month during the first policy year and $7.50 for months thereafter is deducted to recover certain administration expenses. The Sponsor also deducts a charge at the end of each policy month for providing life insurance protection. This charge will be based upon the Sponsor's expectations of future mortality, persistency, interest rates, expenses and taxes. However, the maximum rates for the base death benefit for insureds that are not rated substandard risks will not exceed those based on the 1980 CSO Mortality Tables, and the maximum rates for the APB rider death benefit for similar insureds will not exceed those based on 125% of the 1980 CSO Mortality Tables.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The daily deduction is currently 0.0016389% (which is equivalent to an annual rate of 0.60%) for policies in their first ten policy years, 0.0005474% (which is equivalent to an annual rate of 0.20%) for the next ten policy years and 0.0002738% (which is equivalent to an annual rate of 0.10%) for policies in policy years twenty-one and beyond.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(4) UNITS ACTIVITY FROM PARTICIPANT TRANSACTIONS


                                            Units Outstanding                                    Units Transferred Between
                                           Beginning of Period            Units Purchased               Sub-Accounts
                                      ---------------------------------------------------------------------------------------
                                         Six Month                   Six Month                    Six Month
                                           Ended      Year Ended       Ended       Year Ended       Ended       Year Ended
                                         June 30,    December 31,     June 30,    December 31,    June 30,     December 31,
 Sub-Accounts                              2000         1999           2000          1999           2000          1999
-----------------------------------------------------------------------------------------------------------------------------
CAS                                         21,325        10,660         1,748          6,528         6,160          4,820
CGS (a)                                       -             -              958           -           10,524           -
EGS                                         19,972         2,838         9,368          4,390         8,887         13,133
GSS                                         57,382        28,642         6,463         27,845         2,129          2,074
MIS                                         18,354          -           13,128         10,765          (300)         8,040
MMS                                        112,538          -          191,074         87,693      (177,419)        25,960
RES                                          1,061          -              871          1,112           175           -
TRS                                        133,786        55,937        57,620         74,038       (15,729)         8,235
UTS                                          3,595          -            3,038          4,370           658           (402)
WGO                                        120,770        64,502        36,268         57,783         6,749          1,889
FEI                                        243,225       143,740        90,105        143,020         3,607        (34,888)
FGP                                        319,434       177,748        59,197        158,594         9,914         (6,477)
FHI                                         13,073        16,457         3,790          8,913        (2,651)       (11,529)
FMM                                         32,578        28,692          -            21,693          -          (16,561)
FAM                                          1,243          -            4,888            569        11,074            733
FCN                                         54,448        36,202        10,290         23,174        34,111         (2,910)
FIG                                         41,448          -             -            20,475          -            22,028
FIP                                        446,730       295,225        26,680        178,054        (2,488)       (11,909)
NLM                                           -            2,941          -               325         1,292         (3,198)
NMC                                          2,337          -           10,203          2,847         9,909           (395)
NPP                                        119,392        90,519         3,818         48,750       (27,833)       (16,164)
JBP                                        139,098        69,180       139,515         76,407          (695)        (2,247)
JEP                                         23,144        16,179         2,533         11,028        (3,469)        (3,276)
JSC                                         25,442        31,656         2,082         16,256        (9,118)       (20,958)
TSF (b)                                       -             -           39,143           -           63,591           -
TSF1 (c)                                    64,260        49,794         3,650         27,536       (66,894)       (10,852)
DCA                                          6,135          -              784          6,907         6,231           -
DGI (a)                                       -             -              620           -            4,383           -
DSC                                          5,073          -           46,806          6,511        12,508         (1,247)
DQB                                          3,920          -            2,812          4,047          -              -
DSI                                        238,427          -          297,992        171,041        35,544         71,377
REI                                          8,149          -              975          3,780        (5,402)         4,527
RNA                                          2,301          -            2,826          2,358         4,231             29
ACA (a)                                       -             -            4,398           -            6,596           -
AVF                                          5,311          -           13,815          4,390        12,513          1,104
SRE                                            481          -            2,814            494           473           -
Unit Activity
From Sponsor Transactions                   10,000        10,000          -              -             -              -
                                      ---------------------------------------------------------------------------------------
Total Unit Activity                      2,294,432     1,130,912     1,090,272      1,211,693       (60,739)        20,936
                                      =======================================================================================

                                            Units Withdrawn,
                                        Surrendered and Canceled   Units Outstanding End of
                                          for Contract Charges               Period
                                      ---------------------------------------------------------
                                        Six Month                    Six Month
                                          Ended       Year Ended       Ended       Year Ended
                                        June 30,     December 31,     June 30,    December 31,
 Sub-Accounts                             2000          1999           2000           1999
-----------------------------------------------------------------------------------------------
CAS                                          (563)          (683)       28,670          21,325
CGS (a)                                       (52)          -           11,430            -
EGS                                          (532)          (389)       37,695          19,972
GSS                                        (1,279)        (1,179)       64,695          57,382
MIS                                          (887)          (451)       30,295          18,354
MMS                                        (1,903)        (1,115)      124,290         112,538
RES                                           (29)           (51)        2,078           1,061
TRS                                        (2,503)        (4,424)      173,174         133,786
UTS                                          (520)          (373)        6,771           3,595
WGO                                        (3,146)        (3,404)      160,641         120,770
FEI                                        (4,825)        (8,647)      332,112         243,225
FGP                                        (5,473)       (10,431)      383,072         319,434
FHI                                          (479)          (768)       13,733          13,073
FMM                                          (502)        (1,246)       32,076          32,578
FAM                                          (262)           (59)       16,943           1,243
FCN                                        (1,700)        (2,018)       97,149          54,448
FIG                                          (619)        (1,055)       40,829          41,448
FIP                                        (9,810)       (14,640)      461,112         446,730
NLM                                           (19)           (68)        1,273            -
NMC                                          (182)          (115)       22,267           2,337
NPP                                        (1,563)        (3,713)       93,814         119,392
JBP                                        (2,461)        (4,242)      275,457         139,098
JEP                                          (348)          (787)       21,860          23,144
JSC                                          (388)        (1,512)       18,018          25,442
TSF (b)                                      (576)          -          102,158            -
TSF1 (c)                                   (1,016)        (2,218)         -             64,260
DCA                                        (1,216)          (772)       11,934           6,135
DGI (a)                                      (112)          -            4,891            -
DSC                                          (882)          (191)       63,505           5,073
DQB                                          (711)          (127)        6,021           3,920
DSI                                        (6,474)        (3,991)      565,489         238,427
REI                                          (123)          (158)        3,599           8,149
RNA                                           (89)           (86)        9,269           2,301
ACA (a)                                       (18)          -           10,976            -
AVF                                          (566)          (183)       31,073           5,311
SRE                                           (36)           (13)        3,732             481
Unit Activity
From Sponsor Transactions                    -              -           10,000          10,000
                                      ---------------------------------------------------------
Total Unit Activity                       (51,864)       (69,109)    3,272,101       2,294,432
                                      =========================================================


(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through June 30, 2000.
(b) For the period May 1, 2000 (commencement of operations of Sub-Account) through June 30, 2000.
(c) For the period thru April 30, 2000 (termination of operations of Sub-Account).

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account G and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Capital Appreciation Sub-Account, Massachusetts Investors Trust Sub-Account, Emerging Growth Sub-Account, Government Securities Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Money Market Sub-Account, Research Sub-Account, Total Return Sub-Account, Utilities Sub-Account, Global Growth Sub-Account, VIP Equity Income Sub-Account, VIP Growth Sub-Account, VIP High Income Sub-Account, VIP Money Market Sub-Account, VIP II Asset Manager:
Growth Sub-Account, VIP II Contrafund Sub-Account, VIP II Investment Grade Bond Sub-Account, VIP II Index 500 Sub-Account, Limited Maturity Bond Sub-Account, Mid-Cap Growth Sub-Account, Partners Sub-Account, J.P. Morgan Bond Sub-Account, J.P. Morgan Equity Sub-Account, J.P. Morgan Small Company Sub-Account, Templeton Growth Securities Fund: Class 1 Sub-Account, Templeton Stock Fund: Class 1 Sub-Account, Capital Appreciation Sub-Account, Growth and Income Portfolio Sub-Account, Small Cap Sub-Account, Quality Bond Sub-Account, Dreyfus Stock Index Sub-Account, T. Rowe Price Equity Income Sub-Account, T. Rowe Price New America Growth Sub-Account, AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Value Sub-Account and Real Estate Sub-Account of Sun Life of Canada (U.S.) Variable Account G (the "Sub-Accounts") as of June 30, 2000, the related statement of operations for the period then ended and the statements of changes in net assets for the six months ended June 30, 2000 and the year ended December 31, 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts at June 30, 2000, the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 11, 2000

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, Vice Chairman and Director
JAMES A. McNULTY, III, President and Director
S. CAESAR RABOY, Director
RICHARD B. BAILEY, Director
DAVID D. HORN, Director
GREGORY W. GEE, Director
ANGUS A. MacNAUGHTON, Director
WILLIAM W. STINSON, Director
PETER F. DEMUTH, Vice President,
  Chief Counsel and Assistant Secretary
DAVEY S. SCOON, Vice President, Finance
  and Treasurer
ELLEN B. KING, Counsel and Secretary
ROBERT P. VROLYK, Vice President and
  Actuary
JAMES M.A. ANDERSON, Vice President, Investments
RON FERNANDES, Vice President, Retirement
  Product & Services

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

CORPORATE MARKETS:
One Sun Life Executive Park
Wellesley Hills, MA 02481

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park, Wellesley Hills, MA 02481

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, Massachusetts 02116

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.



                           SUN LIFE CORPORATE VUL-SM-

                      SEMIANNUAL REPORT - JUNE 30, 2000





                                 PROFESSIONALLY MANAGED LIFE INSURANCE ISSUED BY
                                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)